Net debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023 [1]
Net debt.
Cash and cash equivalents in the Consolidated Balance Sheet	$ 2,319	$ 1,158	[1]	$ 1,989
Other investments	2	1	[1]	1
Fair value of debt-related derivatives	56	(3)
Bank and other short-term borrowings	(1,411)	(1,460)	[1]	(1,444)
Lease liabilities	(171)	(163)	[1]	(162)
Fair value of debt-related derivatives	103	(29)
Bank and other long-term borrowings	(4,156)	(3,127)	[1]	(4,016)
Lease liabilities	(392)	(394)	[1]	$ (405)
Total net debt	(3,650)	(4,017)
Bond debt, current	(586)	0
Overdraft, current	(730)	(691)
Loans, current	(30)	(720)
Bond accruals, current	(65)	(48)
Bond debt, non-current	(4,155)	(3,122)
Loans, non-current	$ (1)	$ (5)

[1]	Refer to foreign currency translation in material accounting policies section.